Income taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of components of loss before income taxes

The United States and foreign components of loss before income taxes were comprised of the following:

	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021

Singapore	$(5,400,034)	$930,312
Foreign	(19,531,790)	18,225
Total loss (income) before income taxes	$(24,931,824)	$948,537

Schedule of provision for income taxes

The provision for income taxes consisted of the following:

	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021

Current	$65,650	$75,821
Deferred	(48,228)	(27,680)
Provision for income taxes	$17,422	$48,141

Schedule of effective income tax rate

The following table reconciles Singapore statutory rates to the Company’s effective tax rate:

	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021

Singapore statutory income tax rate	17.0%	17.0%
Tax rate difference outside Singapore (1)	(13.3)%	0.1%
Taxable income below exemption threshold	0%	(2.4)%
Change in valuation allowance	(2.9)%	29.8%
Others (2)	(0.9)%	(39.4)%
Effective tax rate	(0.1)%	5.1%

(1)	It is due to tax rate difference of the entities incorporated in Vietnam and British Virgin Islands.
(2)	Others mainly consisted of income such as offshore investment income, 2021 return to provision adjustment, and COVID-19 related government grant which is non-taxable under local tax laws.

Schedule of deferred tax assets and liabilities

The following table sets forth the significant components of the aggregate deferred tax assets and liabilities of the Company as of:

	December 31, 2022	December 31, 2021

Deferred Tax Assets/Liabilities
Net operating loss carryforwards	$749,309	$812,715
Allowance for doubtful account*	33,564	13,736
Net lease liability	823	-
Less: valuation allowance	(783,696)	(826,451)
Deferred tax assets, net	$-	$-
Deferred tax liabilities:
Customer relationships	$-	$49,294
Deferred tax liabilities, net	$-	$49,294

*	The valuation allowance on all deferred tax assets decreased by $42,755 as of December 31, 2022.

Schedule of taxes payable	Taxes payable consist of the following:
	December 31, 2022	December 31, 2021

GST taxes payable	$125,695	$225,095
Income taxes payable	60,455	82,248
Totals	$186,150	$307,343